Inventories, Net	12 Months Ended
Dec. 31, 2025
Inventories, Net [Abstract]
Inventories, net
4.	Inventories, net

Inventories, net consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Raw materials	11,064,697	2,670,367
Work in process	9,979,114	6,859,086
Finished goods	8,822,607	4,163,921
Inventories, net	29,866,418	13,693,374